Investment Properties	12 Months Ended
Dec. 31, 2020
Disclosure Of Investment Property [Abstract]
Investment Properties
18.	INVESTMENT PROPERTIES

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$8,169	$9,621

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2018	$9,135
Additions	6
Reclassification	251
Balance on December 31, 2018	$9,392
Accumulated depreciation and impairment
Balance on January 1, 2018	$(1,087)
Depreciation expense	(21)
Reclassification	(16)
Reversal of impairment loss	19
Balance on December 31, 2018	$(1,105)
Cost
Balance on January 1, 2019	$9,392
Additions	1
Disposal	(6)
Reclassification	(173)
Balance on December 31, 2019	$9,214
Accumulated depreciation and impairment
Balance on January 1, 2019	$(1,105)
Depreciation expense	(25)
Disposal	6
Reclassification	22
Reversal of impairment loss	57
Balance on December 31, 2019	$(1,045)
Cost
Balance on January 1, 2020	$9,214
Additions (Note 16)	1,359
Disposal	(37)
Reclassification	126
Balance on December 31, 2020	$10,662
Accumulated depreciation and impairment
Balance on January 1, 2020	$(1,045)
Depreciation expense	(22)
Reclassification	(1)
Reversal of impairment loss	27
Balance on December 31, 2020	$(1,041)

After the evaluation of land and buildings, the Company concluded the recoverable amount which represented the fair value less costs to sell of some land and buildings was higher than the carrying amount.  Therefore, the Company recognized reversal of impairment losses of $19 million, $57 million and $27 million for the years ended December 31, 2018, 2019 and 2020, respectively, and the amounts were recognized only to the extent of impairment losses that had been recognized in prior years.  The reversal of impairment loss was included in other income and expenses in the statements of comprehensive income.

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

The fair values of the Company’s investment properties as of December 31, 2019 and 2020 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers.  Those appraisal reports are based on the comparison approach, income approach or cost approach.  Key assumptions and the fair values were as follows:

December 31
	2019	2020
	NT$	NT$
(In Millions)
Fair value	$18,701	$22,644
Overall capital interest rate	1.03%-4.04%	0.93%-3.03%
Profit margin ratio	12%-20%	12%-20%
Discount rate	—	—
Capitalization rate	0.79%-1.74%	0.73%-2.20%

All of the Company’s investment properties are held under freehold interest.

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Year 1	$113	$115
Year 2	91	95
Year 3	71	75
Year 4	61	53
Year 5	39	38
Onwards	96	58
	$471	$434